Shareholder Report, Holdings (Details) - C000126338	Apr. 30, 2025
Curtiss-Wright Corp.None_231561101
Holdings [Line Items]
Percent of Total Investments	4.29%
Williams-Sonoma, Inc.None_969904101
Holdings [Line Items]
Percent of Total Investments	3.84%
Westinghouse Air Brake Technologies Corp.None_929740108
Holdings [Line Items]
Percent of Total Investments	3.74%
MetLife, Inc.None_59156R108
Holdings [Line Items]
Percent of Total Investments	3.40%
Lamb Weston Holdings, Inc.None_513272104
Holdings [Line Items]
Percent of Total Investments	3.29%
Rockwell Automation, Inc.None_773903109
Holdings [Line Items]
Percent of Total Investments	3.27%
Revvity, Inc.None_714046109
Holdings [Line Items]
Percent of Total Investments	3.20%
Coherent Corp.None_19247G107
Holdings [Line Items]
Percent of Total Investments	3.00%
Merck & Co., Inc.None_58933Y105
Holdings [Line Items]
Percent of Total Investments	2.91%
Hubbell, Inc.None_443510607
Holdings [Line Items]
Percent of Total Investments	2.82%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%